Acquisitions and Divestitures - Business Combinations, Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) business	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) business $ / shares	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Carrying value of equity investments	$ 11,017						$ 11,017	$ 9,729
Cash consideration, net of cash acquired							$ 239,572	68,058	$ 172,832
Weighted average amortization period for intangible assets			10 years				10 years 10 months 9 days
Developed Technology
Business Acquisition [Line Items]
Weighted average amortization period for intangible assets							10 years 8 months 26 days
NeuMoDx
Business Acquisition [Line Items]
Carrying value of equity investments		$ 41,000	$ 41,000
NeuMoDx
Business Acquisition [Line Items]
Percentage of shares acquired		80.10%	80.10%
Percent of shares held prior to acquisition		19.90%	19.90%
Cash consideration, net of cash acquired			$ 239,400
Amount retained in escrow account	8,500						$ 8,500
Fair value of minority interest	52,727	$ 52,727	52,700
Gain on revaluation in connection with acquisition of remaining minority interest			11,700
Acquisition related costs		2,500	$ 2,500
Acquisition related costs expensed							1,800
Pro forma net sales							1,900,000	1,530,000
Pro forma net income (loss)							$ 347,000	$ (69,100)
Pro forma diluted net loss per common share (in USD per share) | $ / shares							$ 1.48	$ (0.30)
Cash consideration paid	$ 251,730	$ 251,730
NeuMoDx | Control Premium
Business Acquisition [Line Items]
Minority interest investment, measurement input		0.20	0.20
NeuMoDx | Developed Technology
Business Acquisition [Line Items]
Expected completion term			3 years
N-of-One, Inc.
Business Acquisition [Line Items]
Cash consideration, net of cash acquired				$ 24,500
Additional Acquisitions
Business Acquisition [Line Items]
Cash consideration, net of cash acquired						$ 43,500
Number of companies acquired | business						2		3
Other 2018 Acquisition
Business Acquisition [Line Items]
Gain on revaluation in connection with acquisition of remaining minority interest					$ 4,800